Note 43 - Condensed Statement of Cash Flows (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Cash Flows (Deutsche Bank Parent) [Line Items]
Net cash provided by (used in) operating activities	€ 5,522	€ (12,829)	€ 20,605
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income	13,307	49,020	37,446
Maturities of financial assets at fair value through other comprehensive income	15,847	18,646	29,093
Sale of debt securities held to collect at amortized cost	0	30	8,239
Maturities of debt securities held to collect at amortized cost	5,585	4,743	3,961
Sale of investments in associates	117	21	30
Sale of property and equipment	7	93	12
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income	(34,484)	(42,011)	(75,890)
Debt Securities held to collect at amortized cost	(15,780)	(5,922)	(3,359)
Investments in associates	(97)	(8)	(3)
Property and equipment	(237)	(464)	(387)
Net change in investments in subsidiaries	622	1,516	3,427
Other, net	(1,066)	(965)	(927)
Net cash provided by (used in) investing activities	(16,180)	24,698	1,642
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt	2,672	1,099	1,668
Repayments and extinguishments of subordinated long-term debt	(42)	(25)	(1,120)
Principal portion of lease payments	(445)	(462)	(479)
Purchases of treasury shares, Cash Flows	(695)	(346)	(279)
Sale of treasury shares		35	76
Additional Equity Components (AT1) issued	2,000	2,500	1,153
Additional Equity Components (AT1) repaid	(1,750)
Purchases of Additional Equity Components (AT1)	(759)	(1,230)	(709)
Sale of Additional Equity Components (AT1)	785	1,210	721
Coupon on additional equity components, pre tax	(479)	(363)	(349)
Cash dividends paid	(406)
Net cash provided by (used in) financing activities	879	2,417	681
Net effect of exchange rate changes on cash and cash equivalents	2,378	755		€ (799)
Net increase (decrease) in cash and cash equivalents	(7,400)	15,042	47,295
thereof Group Internal Merger			25,166
Cash and cash equivalents at beginning of period	144,741	129,699	82,405
Cash and cash equivalents at end of period	137,341	144,741	129,699	82,405
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net	464	13	916
Interest paid	8,736	5,182	6,324
Interest received	19,415	13,288	15,905
Dividend received	1,391	1,468	724
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	131,763	138,800	124,549
Interbank balances (w/o central banks) (not included: time deposits with banks)	5,578	5,941	5,151
Cash and cash equivalents	€ 137,341	€ 144,741	€ 129,699	€ 82,405